Summary of Material Accounting Policy Information - Schedule of Ownership Percentage of Company and its Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Aris Mining Corporation
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Aris Mining Holdings Corp.
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Aris Mining (Panama) Marmato Inc.
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Aris Mining Segovia
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Aris Mining Marmato
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Minerales Andinos de Occidente, S.A.S.
Disclosure of associates [line items]
Ownership Percentage	10000.00%
Minera Croesus S.A.S.
Disclosure of associates [line items]
Ownership Percentage	10000.00%
MIC Global Mining Ventures S.L.
Disclosure of associates [line items]
Ownership Percentage	10000.00%
ETK Inc.
Disclosure of associates [line items]
Ownership Percentage	10000.00%